Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
(Loss)/profit for the year	$ (14,815,596)	$ (11,902,687)	$ 1,243,670
Adjustments for:
Share-based payment	629,950	429,000
Finance cost	96,385	71,783
Change in fair value of warrant liabilities		(3,409)	(11,978)
Interest income	(81,517)	(85,482)	(92,747)
Depreciation of property, plant and equipment	1,510,213	1,942,735	2,015,437
Amortization of prepaid lease payments and trademark	14,307	19,009	17,061
Amortization of subsidies prepaid to distributors	401,259	910,537	1,093,036
Amortization of prepayments and premiums under operating leases	105,340	118,783	728,996
Provision/ (reversal) of inventory obsolescence	101,256	(1,667)	342
Bad debt provision of trade receivables		331,196	1,028,439
Gain on disposal of property, plant and equipment	2,418	1,441	11,412
Provision of impairment loss in prepayments		11,649,038	2,565,334
Operating cash flows before movements in working capital	(12,035,985)	3,480,277	8,599,002
Decrease/ (increase) in trade and other receivables	13,983,781	7,265,940	(345,348)
Decrease/ (increase) in inventories	669,923	889,384	(2,893,284)
Increase in trade and other payables	522,839	(1,080,978)	101,240
(Decrease)/ increase in income tax payable	(263,333)	155,632	1,236,921
Increase in deferred tax assets	(4,598,061)	(3,779,923)	(908,889)
Prepayments and premiums paid under operating leases	3,645,471	(1,761,155)	(449,935)
Subsidies prepaid to distributors		(910,537)	(1,093,036)
CASH GENERATED FROM OPERATING ACTIVITIES	1,924,635	4,258,640	4,246,671
Income tax paid	(2,385)	(1,064,351)	(2,012,038)
NET CASH FROM OPERATING ACTIVITIES	1,922,250	3,194,289	2,234,633
INVESTING ACTIVITIES
Interest received	81,517	85,482	92,747
Purchase of property, plant and equipment	(946,882)	(40,037)	(1,020,623)
NET CASH (USED IN)/FROM INVESTING ACTIVITIES	(865,365)	45,445	(927,876)
FINANCING ACTIVITIES
Interest paid	(96,385)	(71,783)
New bank loans raised	1,557,336	1,578,289
Repayment of borrowings	(1,557,336)
Advance from related party	387,030	173,003	330,099
Repayment to related party	(1,386,555)
NET CASH (USED IN)/FROM FINANCING ACTIVITIES	(1,095,910)	1,679,509	330,099
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(39,025)	4,919,243	1,636,856
Effects of currency translation	1,513,140	(1,556,982)	(1,027,358)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	24,576,341	21,214,080	20,604,582
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 26,050,456	$ 24,576,341	$ 21,214,080